Subsequent Events (Details Textual) - USD ($)	1 Months Ended	3 Months Ended
	Mar. 17, 2016	Mar. 31, 2016	Jun. 28, 2016	Mar. 30, 2016
Subsequent Event [Line Items]
Proceeds from Convertible Debt		$ 15,000
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	5.00%
Debt Instrument, Maturity Date	Aug. 04, 2017
Long-term Debt, Total		$ 15,000
Sponsor Loans [Member]
Subsequent Event [Line Items]
Potential Convertible Debt	$ 1,000,000
Proceeds from Convertible Debt	$ 15,000
Subsequent Event [Member] | Merger Agreement [Member] | Sungevity Inc [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued			1,750,000
Aggregate Shares Of Common Stock			35,000,000
Total Shares Of Common Stock			700,000
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	5.00%
Debt Instrument, Maturity Date	Aug. 04, 2017
Debt Instrument, Convertible, Conversion Price	$ 1.00
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Long-term Debt, Total				$ 15,000
Subsequent Event [Member] | Sponsor Loans [Member]
Subsequent Event [Line Items]
Potential Convertible Debt	$ 1,000,000
Proceeds from Convertible Debt	$ 15,000